BANK LOANS - Principal balance due for next five years (Details 1) (Jinpan Realty and Guilin JFT, Mortgages, CNY) In Thousands, unless otherwise specified	Dec. 31, 2013
Jinpan Realty and Guilin JFT | Mortgages
Line of Credit Facility [Line Items]
2014	67,681
2015	19,244
2016	19,258
2017	38,070
2018	56,912
Thereafter	61,221